As filed with the Securities and Exchange Commission on August 25, 2026
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933File No. 333-289519
Pre-Effective Amendment No.
☐
Post-Effective Amendment No. 9
☒
(Check appropriate box or boxes.)
Nationwide Life Insurance Company

(Name of Insurance Company)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Insurance Company's Principal Executive Offices) (Zip Code)
(614) 249-7111

Insurance Company's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
Continuously after the registration statement becomes effective

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box):
☐ immediately upon filing pursuant to paragraph (b)
☐ on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☒ on November 6, 2026 pursuant to paragraph (a)(1) of rule 485 under the Securities Act of 1933 ("Securities Act")
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Check each box that appropriately characterizes the Registrant:
☐ New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
☐ Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 ("Exchange Act"))
☐ If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act
☒ Insurance Company relying on Rule 12h-7 under the Exchange Act
☐ Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

Incorporation by Reference
The prospectus supplement dated July 27, 2026, the prospectus, except as modified herein, and the [Statement of Additional Information to be incorporated by subsequent Post-Effective Amendment], that were effective May 1, 2026, previously filed with the Commission under SEC file No. 333-289519, are hereby incorporated by reference and made a part of this registration statement.
Prospectus Supplement:
1)
Prospectus Supplement dated and filed on July 27, 2026 as document number d68737d497.htm and hereby incorporated by reference.
Prospectus:
1)
Nationwide Defender Annuity prospectus effective May 1, 2026 filed on April 27, 2026, registration statement (333-289519), as document number d110661d485bpos.htm and hereby incorporated by reference.
Statement of Additional Information (SAI):
1)
[Statement of Additional Information to be incorporated by subsequent Post-Effective Amendment]

Prospectus supplement dated August 25, 2026
to the following prospectus(es):
Nationwide Defender Annuity prospectus dated May 1, 2026
This supplement updates certain information contained in your statutory prospectus. Please read and retain this supplement for future reference.
Effective November 6, 2026, Nationwide is making the following updates:
I.
The Return of Premium Death Benefit Option is no longer available for election as of November 6, 2026.
II.
For applications signed on or after November 6, 2026, there is no fee associated with the Return of Premium Death Benefit, and it is now the standard Death Benefit for applicants whose ages are 75 or younger at the time of application. For applicants whose ages are 76 or older at the time of application, the standard Death Benefit is the Contract Value.
III.
The following new Index Strategies are offered as investment options under the Contract:
•
MSCI EAFE Index 1 Year with Cap Rate & 20% Buffer
•
MSCI EAFE Index 3 Year with Cap Rate & 10% Buffer
•
MSCI EAFE Index 3 Year with Cap Rate & 20% Buffer
•
MSCI EAFE Index 6 Year with Cap Rate & 10% Buffer
•
MSCI EAFE Index 6 Year with Cap Rate & 20% Buffer
•
Nasdaq-100 Index® 1 Year with Cap Rate & 20% Buffer
•
Nasdaq-100 Index® 3 Year with Cap Rate & 10% Buffer
•
Nasdaq-100 Index® 3 Year with Cap Rate & 20% Buffer
•
Nasdaq-100 Index® 6 Year with Cap Rate & 10% Buffer
•
Nasdaq-100 Index® 6 Year with Cap Rate & 20% Buffer
•
Russell 2000 Index® 1 Year with Cap Rate & 20% Buffer
•
Russell 2000 Index® 3 Year with Cap Rate & 20% Buffer
•
Russell 2000 Index® 6 Year with Cap Rate & 20% Buffer
•
S&P MidCap 400® 1 Year with Cap Rate & 20% Buffer
•
S&P MidCap 400® 3 Year with Cap Rate & 10% Buffer
•
S&P MidCap 400® 3 Year with Cap Rate & 20% Buffer
•
S&P MidCap 400® 6 Year with Cap Rate & 10% Buffer
•
S&P MidCap 400® 6 Year with Cap Rate & 20% Buffer
Accordingly, the following changes apply to the prospectus:
1. The following items under the Contract Features subsection under the Overview of the Contract section are deleted in their entirety and replaced with the following:
Death Benefit. During the accumulation phase, the Contract contains a standard Death Benefit at no additional charge.
For Contracts with applications signed on or after November 6, 2026, the standard Death Benefit is:
•
If the age of both the Annuitant and Co-Annuitant is 75 or younger at the time of application the Death Benefit will be the greater of the Contract Value or the Purchase Payments made to the Contract reduced by any withdrawals in the proportion that such withdrawals reduced the Contract Value on the date of the withdrawal.
•
If the age of either the Annuitant and Co-Annuitant is 76 or older at the time of application, then the Death Benefit will be the Contract Value.
PROS-1214

For Contracts with applications signed before November 6, 2026, the standard Death Benefit is the Contract Value.
Optional Death Benefit. A Death Benefit option was available for an additional charge, which may provide a greater Death Benefit than the standard Death Benefit. The optional Death Benefit was:
•
The Return of Premium Death Benefit Option (no longer available for election)
2. The Are there Ongoing Fees and Expenses? row under the Fees, Expenses, and Adjustments table under the Important Information You Should Consider About the Contract section is deleted in its entirety and replaced with the following:
Are there Ongoing Fees and Expenses?
Yes.

The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Under the Index Strategies, there is an implicit ongoing fee to the extent that your participation in Index gains is limited by our use of a Cap Rate, Cap+ Rate and
Participation Rate. This means that your returns may be lower than the Index’s returns. In return for accepting a limit on Index gains, you will receive some protection from Index losses. This implicit ongoing fee is not reflected in the tables below. See "Index Strategies with Cap Rates" and "Index Strategies with Cap+
Rates."

	Annual Fee	Minimum	Maximum
	Base Contract	0.00%[1]	0.00%[1]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)[2]	0.15%[3]	0.15%[3]
[1]Throughout this prospectus, the Base Contract Expense is referred to as the Product Fee. The
Product Fee is assessed on each Quarterversary as follows: the total of all Index Strategy Values on a Quarterversary multiplied by the Product Fee then divided by 4. The Product Fee is not assessed on amounts allocated to the Fixed Strategy. For Contracts issued before June 1, 2025, the Product
Fee is 1.10%.
[2]For Contracts with applications signed before November 6, 2026, where an optional benefit was available for election. For Contracts with applications signed on or after November 6, 2026, no optional benefits are available for election.
[3]Assessed on each Quarterversary as follows: the total of all Index Strategy Values on a
Quarterversary multiplied by 0.15% then divided by 4. This charge is not assessed on amounts allocated to the Fixed Strategy

Because each contract is customizable, the options elected affect how much each
Contract Owner will pay. To help you understand the cost of owning the Contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges. This estimate assumes that no withdrawals are taken from the
Contract, which could add a CDSC, MVA, and negative Daily ISE Percentage adjustment that substantially increases costs.

	Lowest Annual Cost Estimate: $0.00	Highest Annual Cost Estimate: $148.99[4]
	Assumes: ● Investment of $100,000 ● 5% annual appreciation ● No optional benefit ● No CDSC or MVA ● No transfers or withdrawals	Assumes: ● Investment of $100,000 ● 5% annual appreciation ● Most expensive combination of optional benefits ● No CDSC or MVA ● No transfers or withdrawals
PROS-1214

[4] For Contracts with applications signed before November 6, 2026, where an optional benefit was available for election. For Contracts with applications signed on or after November 6, 2026, no optional benefits are available for election

3. The Are There Any Restrictions on the Contract Benefits? row under the Restrictions table, under the Important Information You Should Consider About the Contract section is deleted in its entirety and replaced with the following:
Are there Any Restrictions on Contract Benefits?
Yes.

● Performance Lock:
● Once a Performance Lock is exercised it is irrevocable.
● For each Index Strategy, the Performance Lock feature may be exercised only once during a Strategy term.
● Only the full Index Strategy Value can be locked-in (no partial lock-ins).

See "Performance Lock."

● For Contracts with applications signed on or after November 6, 2026, when the
Annuitant and Co-Annuitant, if applicable, are age 75 or younger at application, the
Death Benefit is the greater of Contract Value or Purchase Payment reduced by withdrawals. When the Annuitant or Co-Annuitant, if applicable, are age 76 or older at application, the Death Benefit is the Contract Value. See "Standard Death Benefit."
● Ownership changes and assignments may terminate the Death Benefit (see "Impact of
Ownership Changes and Assignment on the Death Benefit").
● Withdrawals will reduce the Death Benefit, perhaps by more than the amount withdrawn
(see "Withdrawals").
● The availability of Contract benefits may vary depending on the broker-dealer through which the Contract is sold (see "Appendix E: Financial Intermediary Variations").

4. The Annual Contract Expenses table under the Fee Table section is deleted in its entirety and replaced with the following:
Annual Contract Expenses
Base Contract Expenses (as a percentage of the total of all Index Strategy Values)	0.00%[1]
Return of Premium Death Benefit Option (as a percentage of the total of all Index Strategy Values) (no longer available for applications signed on or after November 6, 2026)	0.15%[2]

In addition to the fees described above, Nationwide limits the amount you can earn on the Index Strategies. This means your returns may be lower than the Index Performance. In return for accepting this limit on Index Performance, you will receive some protection from Index losses.

1
Throughout this prospectus, the Base Contract Expense is referred to as the Product Fee. The Product Fee is assessed on each Quarterversary as follows: the total of all Index Strategy Values on a Quarterversary multiplied by the Product Fee then divided by 4. The Product Fee is not assessed on amounts allocated to the Fixed Strategy. For Contracts issued before June 1, 2025, the Product Fee is 1.10%.
2
Assessed on each Quarterversary as follows: the total of all Index Strategy Values on a Quarterversary multiplied by 0.15% then divided by 4. This charge is not assessed on amounts allocated to the Fixed Strategy.
5. The first two sentences of the Return of Premium Death Benefit Option subsection under the Charges and Adjustments section are deleted in their entirety and replaced with the following:
The Return of Premium Death Benefit Option is no longer available for election. If the Return of Premium Death Benefit Option was elected, Nationwide assesses an annual fee of 0.15%, charged quarterly on the Contract Value allocated to Index Strategies.
6. The Standard Benefits Table and Optional Benefits Table under the Benefits Under the Contract section are deleted in their entirety and replaced with the following:
PROS-1214

Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit (when Annuitant and Co-Annuitant, if applicable, are 75 or younger at application) for Contracts with applications signed on or after November 6, 2026	Upon death of Annuitant prior to Annuitization, Death Benefit equal to the greater of Contract Value or Purchase Payment reduced by withdrawals	None	● Nationwide may limit purchase payments to $1,000,000 ● Certain ownership changes and assignments could reduce the death benefit
Standard Death Benefit (when Annuitant or Co- Annuitant, if applicable, is 76 or older at application) for Contracts with applications signed on or after November 6, 2026	Upon death of Annuitant prior to Annuitization, Death Benefit equal to Contract Value	None	● Nationwide may limit purchase payments to $1,000,000 ● Certain ownership changes and assignments could reduce the death benefit
Standard Death Benefit for Contracts with applications signed before November 6, 2026	Death benefit upon death of Annuitant prior to Annuitization, Death Benefit equal to Contract Value	None	● Nationwide may limit purchase payments to $1,000,000 ● Certain ownership changes and assignments could reduce the death benefit
Spousal Protection Feature	Second death benefit	None
● Not applicable to Charitable Remainder Trusts
● One or both spouses (or a revocable trust of which
either or both of the spouses is/are grantor(s)) must
be named as the Contract Owner
● For contracts issued as an IRA or Roth IRA, only
the person for whom the IRA or Roth IRA was
established may be names as the Contract Owner
● Only available to the Contract Owner’s spouse
● Spouses must be Co-Annuitants
● Both spouses must be 85 or younger at application
(for contract with applications signed before
November 6, 2026 that elected the Return of
Premium Death Benefit Option, both spouses had
to be 75 or younger at the time of application)
● Spouses must be named as beneficiaries
● No other person may be named as Contract Owner,
Annuitant, or primary beneficiary
● Benefit is forfeited if certain changes to the parties
or assignments are made

Systematic Withdrawals (see "Systematic Withdrawals" )	Automatic withdrawals of Contract Value on a periodic basis	None
● Withdrawals must be at least $100 each
● Will be taken proportionally from the Strategies in
which the Contract Owner is allocated based on the
Contract Value
● May be subject to a negative Daily ISE Percentage
calculation when taken during a Strategy Term
● May be subject to a CDSC, MVA, tax, and tax
penalties

PROS-1214

Optional Benefits Table
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Return of Premium Death Benefit Option	Enhanced death benefit	0.15% (assessed each Quarter- versary by multiplying the total of all Index Strategy Values by 0.15% divided by 4)	0.15% (assessed each Quarter- versary by multiplying the total of all Index Strategy Values by 0.15% divided by 4)
● No longer available for election
● Annuitant must be 75 or younger at
application
● Must be elected at application
● Election is irrevocable
● Certain ownership changes and
assignments could reduce the death
benefit
● Nationwide may limit purchase
payments to $1,000,000

Performance Lock	"Locks-in" the performance of an Index Strategy by transferring the Index Strategy Value to the Fixed Strategy
0.10% for
each year
remaining in
the Strategy
Term as of
the date of
the
Performance
Lock request
(with partial
years
rounded up
to the next
full year)
multiplied by
the Index
Strategy
Value subject
to the
Performance
Lock request

0.10% for
each year
remaining in
the Strategy
Term as of
the date of
the
Performance
Lock request
(with partial
years
rounded up
to the next
full year)
multiplied by
the Index
Strategy
Value subject
to the
Performance
Lock request

● Once a Performance Lock is
exercised it is irrevocable
● For each Index Strategy, the
Performance Lock feature may be
exercised only once during a
Strategy Term
● Only the full Index Strategy Value
can be locked-in (no partial lock-ins)

7. The Standard Death Benefit (Return of Contract Value) subsection under the Benefits Under the Contract section is deleted in its entirety and replaced with the following:
Standard Benefits
For Contracts with applications signed on or after November 6, 2026, prior to the Annuitization Date while the Contract is in force, the dollar amount of the standard Death Benefit will be determined as follows:
(1)
On the date the application for the Contract is signed, if the age of the Annuitant and Co-Annuitant, if applicable, 75 or younger, then the Death Benefit will be the greater of the Contract Value or the total Purchase Payment made to the Contract reduced by any withdrawals in the proportion that such withdrawals reduced the Contract Value on the date of the withdrawal. On the date the Death Benefit is payable, the Contract Value is adjusted to equal the greater of the Contract Value on that date or the Purchase Payment reduced by a proportional adjustment for any partial withdrawals. This adjustment to the Contract Value is considered payment of the Death Benefit. Unless a surviving spouse is continuing the Contract under the Spousal Protection Feature (see "Spousal Protection Feature"), the Death Benefit will be paid in accordance with the "Payment of the Death Benefit" section.
PROS-1214

Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She was younger than 76 on the date of application for her contract. On the date of Ms. P’s death, her
Contract Value = $24,000 and her total purchase payments (adjusted for amounts withdrawn) = $26,000. The death benefit for Ms. P’s contract will equal $26,000.

(2)
On the date the application for the Contract is signed, if the age of either the Annuitant or Co-Annuitant is 76 or older, then the Death Benefit will be the Contract Value.

Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She was older than
75 on the date of application for her contract. On the date of Ms. P’s death, her Contract
Value = $24,000. The death benefit for Ms. P’s contract will equal $24,000.

For Contracts with applications signed before November 6, 2026, prior to the Annuitization Date, the standard Death Benefit is equal to the Contract Value on the date the Death Benefit is payable.
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the standard death benefit. On the date of Ms. P’s death, her Contract Value = $24,000. The death benefit for Ms. P’s contract will equal $24,000.

8. The Spousal Protection subsection under the Benefits Under the Contract section is deleted in its entirety and replaced with the following:
Spousal Protection Feature
The Death Benefit (whether the standard Death Benefit or the Return of Premium Death Benefit Option) includes a Spousal Protection Feature at no additional charge. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows the surviving spouse to continue the contract while receiving any economic benefit of the Death Benefit upon the death of the other spouse. When the surviving spouse continues the Contract under the Spousal Protection Feature, the Contract will remain allocated to the same Strategies through the end of the current Strategy Terms, and the Death Benefit will not be automatically reallocated to the Fixed Strategy. After the first Death Benefit is paid, neither CDSC nor MVA will apply to any partial withdrawal or a full surrender. Upon the death of the surviving spouse, provided such death occurs before the Annuitization Date, the Death Benefit will again become payable.
The Spousal Protection Feature is available provided the conditions described below are satisfied:
(1)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRAor Roth IRA, only the person for whom the IRAor Roth IRA was established may be named as the Contract Owner;
(2)
The spouses must be Co-Annuitants;
(3)
On the date the application is signed, both spouses must be age 85 or younger (for contract with applications signed before November 6, 2026 that elected the Return of Premium Death Benefit Option, both spouses had to be 75 or younger at the time of application);
(4)
Both spouses must be named as Beneficiaries;
(5)
No person other than the spouse may be named as Contract Owner, Annuitant, Contingent Annuitant, or primary beneficiary;
(6)
If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRAor Roth IRA contract, this person must be the Contract Owner); and
PROS-1214

(7)
If the Contract Owner requests to add a Co-Annuitant after the Date of Issue, the date of marriage must be after the Date of Issue and Nationwide will require the Contract Owner to provide a copy of the marriage certificate. In addition, the Co-Annuitant that is added must have been no older than age 85 on the date the application was signed.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the Contract as its sole Contract Owner, and the following applies:
•
If the Death Benefit is equal to the Contract Value, no adjustment is made to the Contract Value, and the continuation of the Contract by the surviving spouse is considered payment of the first Death Benefit.
•
If the Death Benefit is greater than the Contract Value, the Contract Value is adjusted to equal the Death Benefit value. The adjustment to each Strategy’s Strategy Value will be made proportionally based on the Contract Value in the Strategies at the time the adjustment is made. Additionally, each Index Strategy’s Index Strategy Basis will increase by the same percentage that the Index Strategy Value increased due to this adjustment. This adjustment, if any, is considered payment of the first Death Benefit.
After the Contract is continued by the surviving spouse, the Contract Value may increase or decrease, and partial withdrawals or a full surrender are not subject to a CDSC or MVA. The surviving Co-Annuitant may then name a new Beneficiary but may not name another Co-Annuitant. If the surviving spouse dies before the Annuitization Date, the second Death Benefit becomes payable.
If the marriage of the Co-Annuitants terminates due to divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the Contract. Contract Owners contemplating changes to the parties to the Contract, including assignments, should contact their financial professional to determine how the changes impact the Spousal Protection Feature.
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. Her death benefit contains the Spousal Protection Feature. The death benefit on Ms. P’s contract equals $24,000.
Ms. P was married to Mr. P at the time of her death. Under the Spousal Protection Feature, assuming all conditions were met, Mr. P has the option, instead of receiving the $24,000 death benefit, to continue the contract as if it were his own. If he elects to do so, the
Contract Value, if it is lower than $24,000, will be adjusted to equal the $24,000 death benefit. From that point forward, the contract will be his and all provisions of the contract apply. Upon Mr. P’s death, his beneficiary will then receive a death benefit equal to the elected death benefit under the contract.

9. The first paragraph of the Return of Premium Death Benefit Option subsection under the Benefits Under the Contract section is deleted in its entirety and replaced with the following:
For Contracts with applications signed on or after November 6, 2026, the Return of Premium Death Benefit Option is no longer available for election. For an additional fee, an applicant can elect the Return of Premium Death Benefit Option. The Return of Premium Death Benefit Option is only available for Contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The fee associated with the option will be assessed until annuitization.
10. The fifth paragraph of the Index Strategy Basis subsection under the Benefits Under the Contract section is deleted in its entirety and replaced with the following:
The Index Strategy Basis will also increase during a Strategy Term if an adjustment is made to the Index Strategy Value under the standard Death Benefit (for Contracts with applications signed on or after November 6, 2026, when Annuitant and Co-Annuitant, if applicable, are age 75 or younger at application) or Return of Premium Death Benefit Option. The Strategy Basis will increase by the same percentage that the Strategy Value increased due to this adjustment.
11. The first sentence in the first paragraph of the Death Benefit Calculations subsection under the Death Benefit section is deleted in its entirety and replaced with the following:
An applicant may elect either the standard Death Benefit or an available Death Benefit option that is offered under the Contract for an additional charge.
PROS-1214

12. The Current Index Strategies subsection under the Index Strategies section is deleted in its entirety.
13. The table in the Index Strategies section of Appendix A: Investment Options Available Under the Contract is deleted in its entirety and replaced with the following:
Index[1]	Type of Index	Strategy Term	Index Crediting Methodology	Current Buffer (if held until end of Strategy Term)	Minimum Cap Rate (for the life of the Index Strategy)	Minimum Participation Rate (for the life of the Index Strategy)
MSCI EAFE Index	Market Index	1 Year	Cap Rate	10%	0.05%	100%
MSCI EAFE Index	Market Index	1 Year	Cap Rate	20%	0.05%	100%
MSCI EAFE Index	Market Index	3 Year	Cap Rate	10%	0.05%	100%
MSCI EAFE Index	Market Index	3 Year	Cap Rate	20%	0.05%	100%
MSCI EAFE Index	Market Index	6 Year	Cap Rate	10%	0.05%	100%
MSCI EAFE Index	Market Index	6 Year	Cap Rate	20%	0.05%	100%
Nasdaq-100 Index®	Market Index	1 Year	Cap Rate	10%	0.05%	100%
Nasdaq-100 Index®	Market Index	1 Year	Cap Rate	20%	0.05%	100%
Nasdaq-100 Index®	Market Index	3 Year	Cap Rate	10%	0.05%	100%
Nasdaq-100 Index®	Market Index	3 Year	Cap Rate	20%	0.05%	100%
Nasdaq-100 Index®	Market Index	6 Year	Cap Rate	10%	0.05%	100%
Nasdaq-100 Index®	Market Index	6 Year	Cap Rate	20%	0.05%	100%
Russell 2000 Index®	Market Index	1 Year	Cap Rate	10%	0.05%	100%
Russell 2000 Index®	Market Index	1 Year	Cap Rate	20%	0.05%	100%
Russell 2000 Index®	Market Index	3 Year	Cap Rate	10%	0.05%	100%
Russell 2000 Index®	Market Index	3 Year	Cap Rate	20%	0.05%	100%
Russell 2000 Index®	Market Index	6 Year	Cap Rate	10%	0.05%	100%
Russell 2000 Index®	Market Index	6 Year	Cap Rate	20%	0.05%	100%
S&P MidCap 400®	Market Index	1 Year	Cap Rate	10%	0.05%	100%
S&P MidCap 400®	Market Index	1 Year	Cap Rate	20%	0.05%	100%
S&P MidCap 400®	Market Index	3 Year	Cap Rate	10%	0.05%	100%
S&P MidCap 400®	Market Index	3 Year	Cap Rate	20%	0.05%	100%
S&P MidCap 400®	Market Index	6 Year	Cap Rate	10%	0.05%	100%
S&P MidCap 400®	Market Index	6 Year	Cap Rate	20%	0.05%	100%
S&P 500®	Market Index	1 Year	Cap Rate	10%	0.05%	100%
S&P 500®	Market Index	1 Year	Cap Rate	20%	0.05%	100%
S&P 500®	Market Index	3 Year	Cap Rate	10%	0.05%	100%
S&P 500®	Market Index	3 Year	Cap Rate	20%	0.05%	100%
S&P 500®	Market Index	6 Year	Cap Rate	10%	0.05%	100%
S&P 500®	Market Index	6 Year	Cap Rate	20%	0.05%	100%
PROS-1214

1
Each Index offered under the Contract is a "price return index," not a "total return index," and therefore does not reflect dividends paid on the securities composing the Index. This will cause the Index to underperform in comparison to a direct investment in a total return index.
PROS-1214

PART C. OTHER INFORMATION
Item 27. Exhibits
a)
Not Applicable.
b)
Not Applicable.
c)
Amended and Restated Distribution Agreement dated November 1, 2022 between Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, Jefferson National Life Insurance Company, and Nationwide Investment Services Corporation – Filed previously with Post-Effective Amendment No. 29 on November 1, 2022 (333-124048) and hereby incorporated by reference.
d)
Individual Annuity Contract – Filed previously on May 8, 2023, with Pre-Effective Amendment No. 2 to Form S-1 (Registration No. 333-267809) and hereby incorporated by reference.
1)
Contract Specification Page – Filed previously on May 8, 2023, with Pre-Effective Amendment No. 2 to Form S-1 (Registration No. 333-267809) and hereby incorporated by reference.
2)
Increase in Remaining Free Withdrawal Amount After A Long-Term Care or Terminal Illness or Injury Event Endorsement – Filed previously on May 8, 2023, with Pre-Effective Amendment No. 2 to Form S-1 (Registration No. 333-267809) and hereby incorporated by reference.
3)
Cap Index Strategy Endorsement – Filed previously on May 8, 2023, with Pre-Effective Amendment No. 2 to Form S-1 (Registration No. 333-267809) and hereby incorporated by reference.
4)
Cap+ Index Strategy Endorsement – Filed previously on May 8, 2023, with Pre-Effective Amendment No. 2 to Form S-1 (Registration No. 333-267809) and hereby incorporated by reference.
5)
Market Value Adjustment Endorsement – Filed previously on May 8, 2023, with Pre-Effective Amendment No. 2 to Form S-1 (Registration No. 333-267809) and hereby incorporated by reference.
6)
Return of Premium Death Benefit Endorsement – Filed previously on May 8, 2023, with Pre-Effective Amendment No. 2 to Form S-1 (Registration No. 333-267809) and hereby incorporated by reference.
7)
Beneficial Owner Non-Qualified Endorsement – Filed previously on May 8, 2023, with Pre-Effective Amendment No. 2 to Form S-1 (Registration No. 333-267809) and hereby incorporated by reference.
8)
Beneficial Owner Qualified Endorsement – Filed previously on May 8, 2023, with Pre-Effective Amendment No. 2 to Form S-1 (Registration No. 333-267809) and hereby incorporated by reference.
e)
Application – Filed previously on May 8, 2023, with Pre-Effective Amendment No. 2 to Form S-1 (Registration No. 333-267809) and hereby incorporated by reference.
f)
Depositor’s Certificate of Incorporation and By-Laws –
1)
Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
2)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
3)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
g)
Not Applicable.
h)
Not Applicable.
i)
Not Applicable.
j)
Not Applicable
k)
Opinion of Counsel – Filed previously with Post-Effective Amendment No. 1 on August 22, 2025 (333-289519) and hereby incorporated by reference.

l)
Consent of Independent Registered Public Accounting Firm – [To be filed by subsequent Post-Effective amendment].
m)
Not Applicable.
n)
Not Applicable.
o)
Form of Initial Summary Prospectus – Filed previously with Post-Effective Amendment No. 1 on August 22, 2025 (333-289519) and hereby incorporated by reference.
1) Form of Supplement to the Initial Summary Prospectus – Attached hereto.
p)
Power of Attorney – Attached hereto.
q)
Not Applicable.
r)
Historical Current Limits on Index Gains:

New Business Rates for Contracts Issued in 2025
Participation Rates
Index	Buffer	Term	1/1/2025	2/1/2025	3/1/2025	4/1/2025	5/1/2025	6/1/2025	7/1/2025	8/1/2025	9/1/2025	10/1/2025	11/1/2025	12/1/2025
MSCI EAFE Index	10%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Nasdaq-100 Index®	10%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Russell 2000 Index®	10%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Russell 2000 Index®	10%	3	110.00%	110.00%	110.00%	110.00%	110.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Russell 2000 Index®	10%	6	120.00%	120.00%	120.00%	120.00%	120.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%
S&P MidCap 400®	10%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
S&P 500®	10%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
S&P 500®	10%	3	120.00%	120.00%	115.00%	115.00%	115.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
S&P 500®	10%	6	125.00%	125.00%	120.00%	120.00%	120.00%	105.00%	105.00%	105.00%	105.00%	105.00%	103.00%	103.00%
S&P 500®	20%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
S&P 500®	20%	3	110.00%	110.00%	105.00%	105.00%	105.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
S&P 500®	20%	6	115.00%	115.00%	110.00%	110.00%	110.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Cap Rates
Index	Buffer	Term	1/1/2025	2/1/2025	3/1/2025	4/1/2025	5/1/2025	6/1/2025	7/1/2025	8/1/2025	9/1/2025	10/1/2025	11/1/2025	12/1/2025
MSCI EAFE Index	10%	1	40.00%	40.00%	40.00%	40.00%	40.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Nasdaq-100 Index®	10%	1	20.00%	20.00%	20.00%	20.00%	20.00%	19.00%	19.00%	19.00%	19.00%	19.00%	19.00%	19.00%
Russell 2000 Index®	10%	1	25.00%	25.00%	25.00%	25.00%	25.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Russell 2000 Index®	10%	3	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
Russell 2000 Index®	10%	6	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P MidCap 400®	10%	1	23.00%	23.00%	23.00%	23.00%	23.00%	24.00%	24.00%	24.00%	24.00%	24.00%	24.00%	24.00%
S&P 500®	10%	1	24.50%	24.50%	24.50%	24.50%	24.50%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%
S&P 500®	10%	3	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%
S&P 500®	10%	6	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P 500®	20%	1	14.00%	14.00%	14.00%	14.00%	14.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%
S&P 500®	20%	3	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
S&P 500®	20%	6	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	200.00%

Renewal Rates for Contracts Issued in 2024
Participation Rates
Index	Buffer	Term	1/1/2025	2/1/2025	3/1/2025	4/1/2025	5/1/2025	6/1/2025	7/1/2025	8/1/2025	9/1/2025	10/1/2025	11/1/2025	12/1/2025
MSCI EAFE Index	10%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Nasdaq-100 Index®	10%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Russell 2000 Index®	10%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Russell 2000 Index®	10%	3	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	110.00%	110.00%	115.00%	115.00%
Russell 2000 Index®	10%	6	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	120.00%	120.00%	120.00%	120.00%
S&P MidCap 400®	10%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
S&P 500®	10%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
S&P 500®	10%	3	120.00%	120.00%	120.00%	120.00%	120.00%	125.00%	125.00%	125.00%	120.00%	120.00%	125.00%	125.00%
S&P 500®	10%	6	135.00%	135.00%	135.00%	135.00%	135.00%	135.00%	135.00%	130.00%	125.00%	125.00%	125.00%	125.00%
S&P 500®	20%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
S&P 500®	20%	3	110.00%	110.00%	110.00%	110.00%	110.00%	115.00%	115.00%	115.00%	110.00%	110.00%	115.00%	115.00%
S&P 500®	20%	6	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	115.00%	115.00%	115.00%	115.00%
Cap Rates
Index	Buffer	Term	1/1/2025	2/1/2025	3/1/2025	4/1/2025	5/1/2025	6/1/2025	7/1/2025	8/1/2025	9/1/2025	10/1/2025	11/1/2025	12/1/2025
MSCI EAFE Index	10%	1	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	45.00%	45.00%
Nasdaq-100 Index®	10%	1	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	22.00%	22.00%
Russell 2000 Index®	10%	1	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	30.00%	30.00%
Russell 2000 Index®	10%	3	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
Russell 2000 Index®	10%	6	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P MidCap 400®	10%	1	23.00%	23.00%	23.00%	23.00%	23.00%	23.00%	23.00%	23.00%	23.00%	23.00%	25.00%	25.00%
S&P 500®	10%	1	24.50%	24.50%	24.50%	24.50%	24.50%	24.50%	24.50%	24.50%	24.50%	24.50%	25.00%	25.00%
S&P 500®	10%	3	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P 500®	10%	6	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P 500®	20%	1	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	15.00%	15.00%
S&P 500®	20%	3	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P 500®	20%	6	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped

Renewal Rates for Contracts Issued in 2023
Participation Rates
Index	Buffer	Term	7/1/2025	8/1/2025	9/1/2025	10/1/2025	11/1/2025	12/1/2025
MSCI EAFE Index	10%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Nasdaq-100 Index®	10%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Russell 2000 Index®	10%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Russell 2000 Index®	10%	3	115.00%	115.00%	115.00%	120.00%	120.00%	115.00%
Russell 2000 Index®	10%	6	135.00%	135.00%	135.00%	140.00%	140.00%	135.00%
S&P MidCap 400®	10%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
S&P 500®	10%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
S&P 500®	10%	3	130.00%	130.00%	130.00%	135.00%	135.00%	135.00%
S&P 500®	10%	6	150.00%	150.00%	150.00%	155.00%	155.00%	150.00%
S&P 500®	20%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
S&P 500®	20%	3	115.00%	115.00%	115.00%	120.00%	120.00%	120.00%
S&P 500®	20%	6	140.00%	140.00%	140.00%	145.00%	145.00%	140.00%
Cap Rates
Index	Buffer	Term	7/1/2025	8/1/2025	9/1/2025	10/1/2025	11/1/2025	12/1/2025
MSCI EAFE Index	10%	1	40.00%	40.00%	40.00%	45.00%	45.00%	45.00%
Nasdaq-100 Index®	10%	1	22.00%	22.00%	22.00%	25.00%	25.00%	25.00%
Russell 2000 Index®	10%	1	26.00%	26.00%	26.00%	30.00%	30.00%	30.00%
Russell 2000 Index®	10%	3	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
Russell 2000 Index®	10%	6	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P MidCap 400®	10%	1	23.00%	23.00%	23.00%	25.00%	25.00%	25.00%
S&P 500®	10%	1	25.00%	25.00%	25.00%	30.00%	30.00%	30.00%
S&P 500®	10%	3	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P 500®	10%	6	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P 500®	20%	1	14.50%	14.50%	14.50%	16.00%	15.00%	15.00%
S&P 500®	20%	3	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P 500®	20%	6	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped

Item 28. Directors and Officers of the Insurance Company
The business address of the Directors and Officers of the Insurance Company is:
One Nationwide Plaza, Columbus, Ohio 43215

President and Chief Operating Officer and Director	Hawley, Craig A.
Executive Vice President-Chief Marketing Officer	Bair, Ann S.
Executive Vice President-Chief Technology Officer	Carrel, Michael W.
Executive Vice President-Chief Human Resources Officer	Clements, Vinita J.
Executive Vice President and Director	Frommeyer, Timothy G.
Executive Vice President-Chief Legal Officer	Howard, Mark S.
Executive Vice President-Chief Customer, Strategy & Innovation Officer	Mahaffey, Michael W.
Senior Vice President-Strategic Planning	Amodeo, Daniel W.
Senior Vice President-Agribusiness Distribution and Underwriting	Andersen, Nickolas J.
Senior Vice President-Investment Management Group	Aniano, Joseph N.
Senior Vice President-Corporate Controller and Chief Accounting Officer	Benson, James D.
Senior Vice President-Chief Economist	Bostjancic, Kathleen
Senior Vice President-P&C Legal	Boyer, John N.
Senior Vice President-Human Resources Business Partner	Bretz, Angela D.
Senior Vice President-Internal Audit	Burchwell, Jason E.
Senior Vice President-Nationwide Pet	Carnes, Joel R.M.
Senior Vice President-Chief Investment Officer	Coleman, Joel L.
Senior Vice President-Chief Compliance Officer	Dankovic, Rae Ann
Senior Vice President-Chief Risk Officer	Diem, Klaus K.
Senior Vice President-Institutional Life	Dowdy, Jessica
Senior Vice President-External Affairs	English, Steven M.
Senior Vice President-Trial Division	Failor, Scott E.
Senior Vice President-Corporate Operations & Litigation Legal	Furniss, Natalie T.
Senior Vice President-Chief Financial Officer - Financial Services and Director	Ginnan, Steven A.
Senior Vice President-PL Product and Underwriting	Griffin, Sarah E.
Senior Vice President-Chief Financial Officer - Property & Casualty	Guerrero, Oscar
Senior Vice President-Human Resources Business Partner	Hairston, Mia S.
Senior Vice President-Underwriting Performance - E&S/Specialty and Commercial	Hespe, Julie
Senior Vice President-Legal - NF	Innis-Thompson, Janice
Senior Vice President-Management Liability & Specialty - E&S/Specialty	Iorio, Thomas A.
Senior Vice President-Marketing - Enterprise Brand Strategy & Activation	Jackson, Richard W.
Senior Vice President-Retirement Solutions	Jestice, Kevin T.
Senior Vice President-E&S/Specialty and Commercial Lines	Johnston, Russell M.
Senior Vice President-Chief Innovation and Digital Officer	Kandhari, Chetan D.
Senior Vice President-Property & Casualty Commercial Lines	Kempton, Casey E.
Senior Vice President-Chief Technology Officer - Technology Strategy, Data & Innovation	Kolp, Melanie A.
Senior Vice President-Nationwide Annuity and Director	Kotecha, Kush V.
Senior Vice President-Chief Technology Officer - Nationwide Financial	Kuamoo, Misty C.
Senior Vice President-Business Performance - Property & Casualty	Kyung, Jennifer
Senior Vice President-Nationwide Agribusiness	Liggett, Brad R.
Senior Vice President-Programs & Alternative Risk - E&S/Specialty	Lopes, John S.
Senior Vice President-Culture & Talent Acquisition	Lucas, Giavonni
Senior Vice President-Chief Information Security Officer	Lukens, Todd
Senior Vice President-Marketing Management - P&C	MacKenzie, Jennifer B.
Senior Vice President-Group Benefits	Murray, Lindsey E.
Senior Vice President-Contract & Brokerage Underwriting - E&S/Specialty	Nelson, David N.
Senior Vice President-Corporate Development and Finance	O'Brien, Kevin G.
Senior Vice President-NF Strategic Customer Solutions	Perez, J.J.
Senior Vice President-Talent & Organization Effectiveness	Pheister, Erin R.
Senior Vice President-Retirement Solutions Distribution	Ricklin, Suzanne

Senior Vice President-Marketing Management - Financial Services	Rodriguez, Kristi L.
Senior Vice President-Personal Lines Operations	Rommel, Jeff M.
Senior Vice President-Chief Customer Officer	Samuel, Michelle
Senior Vice President-Finance, Strategy & Governance Legal & Corporate Secretary	Skingle, Denise L.
Senior Vice President-Nationwide Life and Director	Snyder, Holly R.
Senior Vice President-Total Rewards	Sonneman, Christopher P.
Senior Vice President-Sales - Life	Spencer, Frank W.
Senior Vice President-Commercial Lines - Middle Market	Talkowski, Kristina M.
Senior Vice President-Personal Lines Sales & Distribution	Tripp, Michael N.
Senior Vice President-Chief Technology Officer - Property & Casualty	Vasudeva, Guruprasad C.
Senior Vice President-E-Risk Services - E&S/Specialty	Walsh, James
Senior Vice President-Programs - E&S/Specialty	Wayne, Amber M.
Senior Vice President-Human Resources Business Partner	Webster, Cynthia S.
Senior Vice President-Commercial Lines - Small Market	Williams, George M.
Director	Walker, Kirt A.
Item 29. Persons Controlled by or Under Common Control with the Insurance Company.
Following is a list of entities directly or indirectly controlled by or under common control with the Insurance Company. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal
This is a federal savings bank chartered by the Office of
Thrift Supervision in the United States Department of
Treasury to exercise deposit, lending, agency, custody
and fiduciary powers and to engage in activities
permissible for federal savings banks under the Home
Owners’ Loan Act of 1933.

Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
525 Cleveland Avenue, LLC	Ohio	This is a limited liability company organized under the laws of the State of Ohio. The company was formed to provide remedial real property cleanup prior to sale.
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Account C2,3		A separate account issuing variable annuity products.

Company	Jurisdiction of Domicile	Brief Description of Business
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Nationwide Jefferson National VA Separate Account 1[2,3]	New York	A separate account issuing variable annuity products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma
This is a limited purpose broker-dealer and distributor of
variable annuities and variable life products for
Nationwide Life Insurance Company and Nationwide Life
and Annuity Insurance Company. The company also
provides educational services to retirement plan
sponsors and its participants.

Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Nationwide Life and Benefits Insurance Company (formerly, Direct General Life Insurance Company)	South Carolina
The company is a South Carolina stock life insurance
company that previously offered a life product only, but is
filing stop loss products in majority of states and a fully
insured small group health product in a limited number of
states.

NSM Sales Corporation	Nevada	The company is a sales and distribution organization for group health product and ancillary third-party products.
The Association Benefits Solution, LLC	Delaware
The company is a program manager for self-funded
group health program where it coordinates and manages
offerings to employers looking for an "off the shelf"
solution to self-fund employee health plans.

Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors.
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
1
This subsidiary/entity is controlled by its immediate parent through contractual association.
2
This subsidiary/entity files separate financial statements.
3
Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
4
This subsidiary/entity is a business trust.
Item 30. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")

a)
NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:
Jefferson National Life Annuity Account C	Nationwide Variable Account-14
Jefferson National Life Annuity Account E	Nationwide Variable Account-15
Jefferson National Life Annuity Account F	Nationwide VA Separate Account-A
Jefferson National Life Annuity Account G	Nationwide VA Separate Account-B
Nationwide Jefferson National VA Separate Account 1	Nationwide VA Separate Account-C
MFS Variable Account	Nationwide VA Separate Account-D
Nationwide Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-C
Nationwide Variable Account-8	Nationwide VL Separate Account-D
Nationwide Variable Account-9	Nationwide VL Separate Account-G
Nationwide Variable Account-10	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-11	Nationwide Provident VA Separate Account A
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account A
b)
Directors and Officers of NISC:
President and Director	Perez, J.J.
Senior Vice President and Secretary	Skingle, Denise L.
Vice President-Chief Tax Officer	Scheiderer, Kevin P.
Vice President and Assistant Secretary	Sutch, Anthony Laurence
Vice President-CFO IPS - Individual Life	Wild, Keith D.
Vice President and Assistant Secretary	Wolf, Bonnie L.
Chief Compliance Officer and AML Officer	Deleget, J. Brian
Associate Vice President and Assistant Treasurer	Hacker, Hope C.
Associate Vice President and Assistant Treasurer	Radabaugh, Nathan
Associate Vice President and Treasurer	Roswell, Ewan T.
Associate Vice President and Assistant Treasurer	Walker, Tonya G.
Assistant Secretary	Bowman, Heidi K.
Assistant Secretary	Dokko, David H.
Director	Jestice, Kevin T.
Director	Kotecha, Kush V.
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commissions	Other Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 31A. Information about Contracts with Index-Linked Options and Fixed Options Subject to a Contract Adjustment
(a)
Name of Contract	Number of Contracts outstanding	Total value attributable to the Index-Linked Option and/or Fixed Option subject to a Contract Adjustment	Number of Contracts sold during the prior calendar year	Gross premiums received during the prior calendar year	Amount of Contract Value redeemed during the prior calendar year	Combination Contract (Yes/No)
Nationwide Defender Annuity	6,989	$1,571,253,880.15	2,981	$739,784,180.12	$17,103,984.30	No
(b)
See Item 27(r) above.
Item 32. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 33. Management Services
Not Applicable
Item 34. Fee Representation and Undertakings
Nationwide Life Insurance Company hereby undertakes (1) to file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement to include any prospectus required by section 10(a)(3) of the Securities Act of 1933; and (2) that, for the purpose of determining any liability under the Securities Act of 1933, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on August 25, 2026.
Nationwide Life Insurance Company
(Insurance Company)
By: /s/ Craig A. Hawley*
Craig A. Hawley President and Chief Operating Officer
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated, on August 25, 2026.
/s/ CRAIG A. HAWLEY*
Craig A. Hawley, President and Chief Operating Officer and Director (Principal Executive Officer)
/s/ KUSH V. KOTECHA*
Kush V. Kotecha, Senior Vice President-Nationwide Annuity and Director
/s/ HOLLY R. SNYDER*
Holly R. Snyder, Senior Vice President-Nationwide Life and Director
/s/ TIMOTHY G. FROMMEYER*
Timothy G. Frommeyer, Executive Vice President and Director
/s/ STEVEN A. GINNAN*
Steven A. Ginnan, Senior Vice President-Chief Financial Officer – Financial Services and Director (Chief Financial Officer)
/s/ KIRT A. WALKER*
Kirt A. Walker, Director
/s/ JAMES D. BENSON*
James D. Benson, Senior Vice President-Corporate Controller and Chief Accounting Officer (Principal Accounting Officer)
*By: /s/ Jamie M. Ruff
Jamie M. Ruff Attorney-in-Fact Pursuant to Power of Attorney